INCOME TAX EXPENSE/(CREDIT) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current tax expense (income) and adjustments for current tax of prior periods [abstract]
PRC Income Tax	¥ 5,185	¥ 2,166	¥ 24,983
Over-provision of PRC Income Tax in prior year	0	0	0
Current tax expense (income) and adjustments for current tax of prior periods	5,185	2,166	24,983
Deferred tax expense	4,556	3,415	(1,730)
Disclosure Of INCOME TAX EXPENSE CREDIT [Abstract]
Tax expense (income), continuing operations	¥ 9,741	¥ 5,581	¥ 23,253